Cash and cash equivalents	6 Months Ended
Jun. 30, 2026
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents
3.	Cash and cash equivalents

	As of June 30,	As of December 31,
	2026	2025
	USD	USD

Cash in bank	12,035,390	1,931,174
Total	12,035,390	1,931,174